Valued Advisers Trust

LS Opportunity Fund (LSOFX)

Supplement to the Statement of Additional Information dated September 30, 2013

Supplement dated March 27, 2014

Effective, January 15, 2014, Merwyn R. Vanderlind resigned from the Board of Trustees. This supplement updates those sections of the Statement of Additional Information dated September 30, 2013, relating to the Board of Trustees and the individual trustees.

The section entitled “Trustees and Officers” is replaced in its entirety with the following:

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board of Trustees is R. Jeffrey Young, who is an “interested person” of the Trust, as that term is defined under the 1940 Act. The Board of Trustees does not have a Trustee, who is not an “interested person” of the Trust (“Independent Trustee”), as that term is defined under the 1940 Act, designated as a lead Independent Trustee. The Board of Trustees has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance matters. The Board of Trustees also has frequent interaction with the service providers and Chief Compliance Officer of the Trust with respect to risk oversight matters. The Trust’s Chief Compliance Officer (the “CCO”) reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations. The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board of Trustees’ current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Independent Trustees.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Ira Cohen, 55, Independent Trustee, June 2010 to present.	Independent financial services consultant, since February 2005.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Andrea N. Mullins, 46, Independent Trustee, December 2013 to present.	Private investor; Principal Financial Officer, Treasurer and Vice President, Eagle Asset Management, Inc. (investment adviser), from 2004 to 2010.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 14 series.

The following table provides information regarding the Trustee who is considered an “interested person” of the Trust, as that term is defined under the 1940 Act. Based on the experience of the Trustee, the Trust concluded that the individual described below should serve as a Trustee.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 49, Trustee and Chairman, June 2010 to present.	Principal Executive Officer and President, Valued Advisers Trust since February 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds, since February 2010; Chief Executive Officer, Huntington Strategy Shares, since November 2010; Trustee, Capitol Series Trust, since September 2013; President and Chief Executive Officer, Dreman Contrarian Funds, from March 2011 to February 2013; Trustee, Valued Advisers Trust, from August 2008 to January 2010; and Managing Director and Chief Operating Officer, Professional Planning Consultants, from 2007 to 2010.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 14 series.

The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance and governance matters. The Board of Trustees currently has established three standing committees: the Audit Committee; the Pricing Committee; and the Governance and Nominating Committee.

The Trust’s Audit Committee consists of the Independent Trustees. The Audit Committee is responsible for overseeing each Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees. During the year, the Audit Committee met six times.

The Pricing Committee of the Board of Trustees is responsible for reviewing and approving the Fund’s fair valuation determinations, if any. The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. During the year, the Pricing Committee met two times.

The Governance and Nominating Committee consists of the Independent Trustees and oversees general Trust governance-related matters. The Governance and Nominating Committee’s purposes, duties and powers are set forth in its written charter, which is included in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. During the past year, the Governance and Nominating Committee met two times.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; and (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board. In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

Ira Cohen – Mr. Cohen has over 21 years of experience in the financial services industry, including in an executive management role. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s operations and investments.

Andrea N. Mullins – Ms. Mullins has over 20 years of experience in the mutual fund industry, including experience in management, accounting and financial reporting.

R. Jeffrey Young – Mr. Young has over 21 years of experience in the financial services industry, including as an officer and trustee of other mutual funds. He also has extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Young was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

The following table provides information regarding the Officers of the Trust:

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 49, Principal Executive Officer and President, February 2010 to present.	Trustee, Valued Advisers Trust, since June 2010; Senior Vice President, Huntington Asset Services, Inc., since January 2010; Chief Executive Officer, Huntington Funds, since February 2010; Chief Executive Officer, Huntington Strategy Shares, since November 2010; Trustee, Capitol Series Trust, since September 2013; President and Chief Executive Officer, Dreman Contrarian Funds, from March 2011to February 2013; Trustee, Valued Advisers Trust, August 2008 to January 2010; and Managing Director and Chief Operating Officer, Professional Planning Consultants, 2007 to 2010.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
John C. Swhear, 52, Chief Compliance Officer, AML Officer and Vice President, August 2008 to present.	Vice President of Legal Administration and Compliance, Huntington Asset Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer, Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; President, Unified Series Trust, since March 2012, and Senior Vice President from May 2007 to March 2012; Chief Compliance Officer and AML Officer, Capitol Series Trust, since September 2013; Secretary, Huntington Funds, from April 2010 to February 2012; President and Chief Executive Officer, Dreman Contrarian Funds, from March 2010 to March 2011, and Vice President and Acting Chief Executive Officer, from 2007 to March 2010.

Carol J. Highsmith, 49, Vice President, August 2008 to present; Secretary, March 2014 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since November of 1994; currently Vice President of Legal Administration.

Matthew J. Miller, 38, Vice President, December 2011 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since July of 1998; currently Vice President of Relationship Management; Vice President, Huntington Funds, since February 2010; President and Chief Executive Officer, Capitol Series Trust, since September 2013.

Bryan W. Ashmus, 41, Principal Financial Officer and Treasurer, December 2013 to present.	Vice President, Financial Administration, Huntington Asset Services, Inc., the Trust’s administrator, since September 2013; Chief Financial Officer and Treasurer, Huntington Strategy Shares and Huntington Funds, since November 2013; Vice President, Treasurer Services, Citi Fund Services Ohio, Inc., from 2005 to 2013.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 14 series.

The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund of the Trust, as of December 31, 2013 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies

Non-Interested Trustees

Ira Cohen	A	A

Andrea N. Mullins	A	A

Interested Trustee

R. Jeffrey Young	A	A

Compensation. Set forth below are estimates of the annual compensation to be paid to the Trustees by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ fees and expenses are Trust expenses and the Fund incurs its pro rata share of expenses based on the number of existing series in the Trust. As a result, the amount paid by the Fund will increase or decrease as series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Ira Cohen	$2,143	$0	$0	$30,000
Andrea N. Mullins	$2,143	$0	$0	$30,000

* As of the date of this SAI, the Trust consists of 14 series. The Board revised its compensation schedule as of January 1, 2014. Under the new compensation arrangement, each Fund pays a portion of the overall Independent Trustee compensation expenses, which is based on the total number of series in the Trust and the total assets of each series relative to the overall assets of the Trust. Under the new compensation arrangements, each Independent Trustee will receive base compensation of $30,000. Each independent Trustee will also receive additional compensation for serving as the chairperson of one of the Trust’s standing committees.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated September 30, 2013, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (877) 336-6763.

Valued Advisers Trust

Cloud Capital Strategic Large Cap Fund

(Class A – CCPLX)

(Institutional Class – CCILX)

Cloud Capital Strategic Mid Cap Fund

(Class A – CCPMX)

(Institutional Class – CCIMX)

Supplement to the Statement of Additional Information dated September 30, 2013

Supplement dated March 27, 2014

Effective, January 15, 2014, Merwyn R. Vanderlind resigned from the Board of Trustees. This supplement updates those sections of the Statement of Additional Information dated September 30, 2013, relating to the Board of Trustees and the individual trustees.

The section entitled “Trustees and Officers” is replaced in its entirety with the following:

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board of Trustees is R. Jeffrey Young, who is an “interested person” of the Trust, as that term is defined under the 1940 Act. The Board of Trustees does not have a Trustee, who is not an “interested person” of the Trust (“Independent Trustee”), as that term is defined under the 1940 Act, designated as a lead Independent Trustee. The Board of Trustees has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance matters. The Board of Trustees also has frequent interaction with the service providers and Chief Compliance Officer of the Trust with respect to risk oversight matters. The Trust’s Chief Compliance Officer (the “CCO”) reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations. The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board of Trustees’ current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Funds and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Independent Trustees.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Ira Cohen, 55, Independent Trustee, June 2010 to present.	Independent financial services consultant, since February 2005.

Andrea N. Mullins, 46, Independent Trustee, December 2013 to present.	Private investor; Principal Financial Officer, Treasurer and Vice President, Eagle Asset Management, Inc. (investment adviser), from 2004 to 2010.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 14 series.

The following table provides information regarding the Trustee who is considered an “interested person” of the Trust, as that term is defined under the 1940 Act. Based on the experience of the Trustee, the Trust concluded that the individual described below should serve as a Trustee.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 49, Trustee and Chairman, June 2010 to present.	Principal Executive Officer and President, Valued Advisers Trust since February 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds, since February 2010; Chief Executive Officer, Huntington Strategy Shares, since November 2010; Trustee, Capitol Series Trust, since September 2013; President and Chief Executive Officer, Dreman Contrarian Funds, from March 2011 to February 2013; Trustee, Valued Advisers Trust, from August 2008 to January 2010; and Managing Director and Chief Operating Officer, Professional Planning Consultants, from 2007 to 2010.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 14 series.

The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance and governance matters. The Board of Trustees currently has established three standing committees: the Audit Committee; the Pricing Committee; and the Governance and Nominating Committee.

The Trust’s Audit Committee consists of the Independent Trustees. The Audit Committee is responsible for overseeing each Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Funds’ financial statements and the independent audit of the financial statements; and acting as a liaison between the Funds’ independent auditors and the full Board of Trustees. During the year, the Audit Committee met six times.

The Pricing Committee of the Board of Trustees is responsible for reviewing and approving the Funds’ fair valuation determinations, if any. The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. During the year, the Pricing Committee met two times.

The Governance and Nominating Committee consists of the Independent Trustees and oversees general Trust governance-related matters. The Governance and Nominating Committee’s purposes, duties and powers are set forth in its written charter, which is included in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. During the past year, the Governance and Nominating Committee met two times.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; and (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board. In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

Ira Cohen – Mr. Cohen has over 21 years of experience in the financial services industry, including in an executive management role. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s operations and investments.

Andrea N. Mullins – Ms. Mullins has over 20 years of experience in the mutual fund industry, including experience in management, accounting and financial reporting.

R. Jeffrey Young – Mr. Young has over 21 years of experience in the financial services industry, including as an officer and trustee of other mutual funds. He also has extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Young was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

The following table provides information regarding the Officers of the Trust:

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 49, Principal Executive Officer and President, February 2010 to present.	Trustee, Valued Advisers Trust, since June 2010; Senior Vice President, Huntington Asset Services, Inc., since January 2010; Chief Executive Officer, Huntington Funds, since February 2010; Chief Executive Officer, Huntington Strategy Shares, since November 2010; Trustee, Capitol Series Trust, since September 2013; President and Chief Executive Officer, Dreman Contrarian Funds, from March 2011to February 2013; Trustee, Valued Advisers Trust, August 2008 to January 2010; and Managing Director and Chief Operating Officer, Professional Planning Consultants, 2007 to 2010.

John C. Swhear, 52, Chief Compliance Officer, AML Officer and Vice President, August 2008 to present.	Vice President of Legal Administration and Compliance, Huntington Asset Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer, Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; President, Unified Series Trust, since March 2012, and Senior Vice President from May 2007 to March 2012; Chief Compliance Officer and AML Officer, Capitol Series Trust, since September 2013; Secretary, Huntington Funds, from April 2010 to February 2012; President and Chief Executive Officer, Dreman Contrarian Funds, from March 2010 to March 2011, and Vice President and Acting Chief Executive Officer, from 2007 to March 2010.

Carol J. Highsmith, 49, Vice President, August 2008 to present; Secretary, March 2014 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since November of 1994; currently Vice President of Legal Administration.

Matthew J. Miller, 38, Vice President, December 2011 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since July of 1998; currently Vice President of Relationship Management; Vice President, Huntington Funds, since February 2010; President and Chief Executive Officer, Capitol Series Trust, since September 2013.

Bryan W. Ashmus, 41, Principal Financial Officer and Treasurer, December 2013 to present.	Vice President, Financial Administration, Huntington Asset Services, Inc., the Trust’s administrator, since September 2013; Chief Financial Officer and Treasurer, Huntington Strategy Shares and Huntington Funds, since November 2013; Vice President, Treasurer Services, Citi Fund Services Ohio, Inc., from 2005 to 2013.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 14 series.

The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund of the Trust, as of December 31, 2013 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies

Non-Interested Trustees

Ira Cohen	A	A

Andrea N. Mullins	A	A

Interested Trustee

R. Jeffrey Young	A	A

Compensation. Set forth below are estimates of the annual compensation to be paid to the Trustees by each Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ fees and expenses are Trust expenses and the Funds incur their pro rata share of expenses based on the number of existing series in the Trust. As a result, the amount paid by the Funds will increase or decrease as series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Ira Cohen	$2,143	$0	$0	$30,000
Andrea N. Mullins	$2,143	$0	$0	$30,000

* As of the date of this SAI, the Trust consists of 14 series. The Board revised its compensation schedule as of January 1, 2014. Under the new compensation arrangement, each Fund pays a portion of the overall Independent Trustee compensation expenses, which is based on the total number of series in the Trust and the total assets of each series relative to the overall assets of the Trust. Under the new compensation arrangements, each Independent Trustee will receive base compensation of $30,000. Each independent Trustee will also receive additional compensation for serving as the chairperson of one of the Trust’s standing committees.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Prospectus, dated September 30, 2013, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Funds at (877) 670-2227.